Note 9 - Share-based Compensation - Options Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock options outstanding (in shares)	683,960	7,019,600
Options outstanding, weighted average remaining contractual life (Year)	7 years 350 days	8 years 25 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 9.77	$ 0.95
Options exercisable (in shares)	490,410	4,035,600
Options exercisable, weighted average remaining contractual life (Year)	7 years 302 days	8 years 25 days
Exercise Price Range 1 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 0.88	$ 0.09
Per share exercise price, upper limit (in dollars per share)	$ 1.10	$ 0.11
Stock options outstanding (in shares)	38,360	563,600
Options outstanding, weighted average remaining contractual life (Year)	5 years 29 days	5 years 310 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 1	$ 0.10
Options exercisable (in shares)	38,360	563,600
Options exercisable, weighted average remaining contractual life (Year)	5 years 29 days	5 years 310 days
Exercise Price Range 2 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 2.28	$ 0.23
Per share exercise price, upper limit (in dollars per share)	$ 2.50	$ 0.25
Stock options outstanding (in shares)	42,000	460,000
Options outstanding, weighted average remaining contractual life (Year)	6 years 135 days	7 years 40 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 2.47	$ 0.25
Options exercisable (in shares)	42,000	460,000
Options exercisable, weighted average remaining contractual life (Year)	6 years 135 days	7 years 40 days
Exercise Price Range 3 [Member]
Stock options outstanding (in shares)	214,000	2,140,000
Options outstanding, weighted average remaining contractual life (Year)	7 years 153 days	8 years 62 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 3.18	$ 0.32
Options exercisable (in shares)	214,000	2,140,000
Options exercisable, weighted average remaining contractual life (Year)	7 years 153 days	8 years 62 days
Exercise Price Range 4 [Member]
Stock options outstanding (in shares)	4,000	3,856,000
Options outstanding, weighted average remaining contractual life (Year)	4 years 102 days	9 years 186 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 10.10	$ 1.51
Options exercisable (in shares)		872,000
Options exercisable, weighted average remaining contractual life (Year)		9 years 273 days